FINANCIAL INSTRUMENTS - Interest rate risk (Details) - Variable rate - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments
Sensitivity analysis, assumed increase in interest rate (as a percent)	5.00%	5.00%
Increase in profit if variable interest rates had been higher by 5%	$ 293	$ 268
Sensitivity analysis, assumed decrease in interest rate (as a percent)	5.00%	5.00%
Decrease in profit if variable interest rates had been higher by 5%	$ (300)	$ (268)